Employee Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Schedule of Employee Compensation	Onshore - presented within administrative expenses

EUR'000	Note	2025	2024	2023
Wages and Salaries		37,322	29,340	16,957
Employer's contribution to defined contribution plans		3,765	1,635	847
Share based payment expense	7	2,071	1,662	1,134
Other short-term benefits		3,124	495	611
Total onshore employee compensation		46,282	33,132	19,549
Average number of employees		307	242	113
Offshore - presented within cost of sales

EUR'000	Note	2025	2024	2023
Wages and Salaries		46,008	30,043	14,056
Employer's contribution to defined contribution plans		3,557	2,059	1,124
Other short-term benefits		523	183	741
Total offshore employee compensation		50,088	32,285	15,921
Average number of employees		586	364	182
Total

EUR'000	Note	2025	2024	2023
Wages and Salaries		83,330	59,383	31,013
Employer's contribution to defined contribution plans		7,322	3,694	1,971
Share based payment expense	7	2,071	1,662	1,134
Other short-term benefits		3,647	678	1,352
Total employee compensation		96,370	65,417	35,470
Average number of full time employees		893	606	295
Number of employees at the end of the reporting period		1,073	659	570